COIL Institutional SeriesSM

Updating Summary Prospectus

May 1, 2021

This updating summary prospectus summarizes key features of the COIL Institutional SeriesSM policy. The Prospectus and Statement of Additional Information (“SAI”) for COIL Institutional SeriesSM contain more information about the policy, including its features, benefits and risks. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. You can find the current Prospectus, SAI and other information about the COIL Institutional SeriesSM online at www.equitable.com/ICSR#EQH160745. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

Additional general information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Investment Options available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Equitable Financial Life Insurance Company (the “Company”) or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-777-6510 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all Investment Options available under your contract.

Updated Information About Your COIL Institutional SeriesSM policy

The information in this Updating Summary Prospectus is a summary of certain COIL Institutional SeriesSM policy features that have changed since the statutory prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your COIL Institutional SeriesSM policy.

INVESTMENT OPTIONS

The table below sets forth the names of: (i) the Investment Options that are no longer available under the policy due to mergers, closures and liquidations that have occurred since May 1, 2020; (ii) new Investment Options available under the policy as of May 1, 2020; and (iii) name changes that have occurred since May 1, 2020:

Investment Options Added to the Contract

New Investment Options*
American Funds Insurance Series Asset Allocation Fund
EQ/Intermediate Government Bond
Janus Henderson Balanced Portfolio

*	Fund additions effective June 21, 2021.

Portfolio Company and Variable Investment Option Mergers

Acquired Investment Option (no longer available for investment)		Acquiring Investment Option
1290 VT Energy	merged into	1290 VT Natural Resources

Variable Investment Option Name Changes

Old Name	New Name
All Asset Growth-Alt 20	EQ/All Asset Growth Allocation
EQ/BlackRock Basic Value Equity	EQ/Value Equity
EQ/Invesco Global Real Estate	EQ/Invesco Global Real Assets
EQ/MFS International Value	EQ/MFS International Intrinsic Value
EQ/Oppenheimer Global	EQ/Invesco Global
VanEck VIP Global Hard Assets	VanEck VIP Global Resources

MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

Enhanced Amount

For policies issued on or after July 1, 2020, the Enhanced Amount is modified to remove the cap.

Integrated Term Rider

Effective July 1, 2020, the Integrated Term Rider was made available in all jurisdictions except for California. Effective February 22, 2021, the Integrated Term Rider was made available in all jurisdictions. The ITR may be elected at issue, provided the case meets criteria set by the Company.

COIL Institutional Series Specialsm Underwriting Program

For policies issued on or after October 16, 2020, the COIL Institutional SeriesSM Special Underwriting Program is available for prospective purchasers.

OTHER

Company Name Changes

Old Name	New Name
AXA Equitable Life Insurance Company	Equitable Financial Life Insurance Company
AXA Advisors, LLC	Equitable Advisors, LLC
AXA Distributors, LLC	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	Equitable Network, LLC

Important Information You Should Consider About the COIL Institutional Seriessm policy (the “policy”):

FEES AND EXPENSES

Charges for Early Withdrawals

We will not deduct a charge for making a partial withdrawal from your policy.

For more information on the impacts of withdrawals, please refer to “Making withdrawals from your policy” in this prospectus.

Transaction Charges

You may be subject to other transaction charges, including charges on each premium paid under the policy, charges in connection with requests to decrease your policy’s face amount, transfer fees, and other special service charges (e.g., wire transfer charges, express mail charges, policy illustration charges, duplicate policy charges, policy history charges, and charges for returned payments).

For more information on transaction charges, please refer to the “Fee Table” in this prospectus.

Ongoing Fees and Expenses (annual charges)	In addition to transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy, administration and mortality risks, and the cost of optional benefits available under the policy. Such fees and expenses may be based on characteristics of the insured (e.g., age, sex, risk class and particular health, occupational or vocational risks). You should view the information pages of your policy for rates applicable to your policy.

You will also bear expenses associated with the variable investment options (the “Portfolios”) under the policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Portfolios	0.55%	1.65%

Portfolio expenses are for the year ended December 31, 2020 and may be based, in part, on estimated amounts of such expenses and may change from year to year.

For more information on ongoing fees and expenses, please refer to the “Fee Table” in this prospectus and Appendix: “Investment options available under the policy” which is part of this prospectus.

The Investment Expense Reduction may apply to the calculation of daily unit values of the variable investment options. The Investment Expense Reduction is described in further detail in this prospectus.

RISKS

Risk of Loss	You may lose money by investing in the policy.

Not a Short-Term Investment	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is designed to provide benefits on a long-term basis. Consequently, you should not use the policy as a short-term investment or savings vehicle. Because of the long-term nature of the policy, you should consider whether purchasing the policy is consistent with the purpose for which it is being considered.

Risks Associated with Investment Options	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the policy and the MSO and the guaranteed investment option (GIO), each of which has its own unique risks. You should review the Portfolios’ prospectuses, the MSO prospectus and the “Guaranteed Interest Option” section in “Investment options within your policy” in this prospectus before making an investment decision. Portfolio prospectuses are available at www.equitable.com/ICSR#EQH160745.
For more information on the Portfolios, please refer to Appendix: “Investment options available under the policy” in this prospectus.

Insurance Company Risks	An investment in the policy is subject to the risks related to the Company. Any policy obligations (including under the fixed rate option), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request, at https://equitable.com/selling-life-insurance/financial-strength-ratings.

Policy Lapse	Death benefits will not be paid if the policy has lapsed. Your policy may lapse if due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest your policy account value does not cover policy charges. If your policy lapses, you will be notified in writing and given an opportunity to make additional payments to reinstate your policy.
For more information on how to prevent your policy from lapsing, please refer to “The minimum amount of premiums you must pay” in this prospectus.
RESTRICTIONS

Investments	You may allocate your premiums to any of the Portfolios set forth in Appendix: “Investment options available under the policy”. We reserve the right to remove or substitute Portfolios as investment options under the policy.

Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in a single Portfolio, even if it is less than $500.

There may be restrictions on transfers into and out of the MSO. For more information see the MSO prospectus.

We allow only one request for transfers each day (although that request can cover multiple transfers). Only written transfer requests submitted to our Administrative Office may be processed for policies that are jointly owned or assigned. We reserve the right to limit policy transfers if we determine that you are engaged in a disruptive transfer activity, such as “market timing.”

For more information, please refer to “Variable investment options” and “Transfers you can make” in this prospectus.

Optional Benefits	As a policy owner, you may be able to obtain extra benefits, which may require additional charges. These optional benefits are described in what is known as a “rider” to the policy.

Optional benefits are subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications. We may stop offering an optional benefit at any time.

For more information on optional benefits and other limitations under the policy, please refer to “Other benefits you can add by rider,” and “Suicide and certain misstatements” in this prospectus.
TAXES
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to the investor if the policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

For more information on tax implications relating to policy investments, please refer to “Tax information” in this prospectus.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals may receive compensation for selling the policy to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this policy over another investment.

For more information on investment professional compensation, please refer to “Distribution of the policies” in this prospectus.

Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable to purchase the new policy, rather than continue to own your current policy.

For more information on exchanges, please refer to the paragraph titled “Section 1035 exchanges of policies” under “How you can pay for and contribute to your policy” in this prospectus, as well as the section titled “Future policy exchanges” in this prospectus.

Appendix: Investment Options available under the COIL Institutional SeriesSM policy

The following is a list of variable investment options available under the Policy. More information about the variable investment options is available in the prospectuses for the Investment Options, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH160745. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fees and expenses of the variable investment options, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each variable investment option’s past performance is not necessarily an indication of future performance.

Affiliated Variable Investment Options:

Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2020)
		Current Expenses	1 year	5 year	10 year
Specialty	1290 VT Convertible Securities - Equitable Investment Management Group, LLC (“EIMG”); Palisade Capital Management, L.L.C.	1.15%^	39.08%	18.19%	15.22%
Asset Allocation	1290 VT DoubleLine Dynamic Allocation - EIMG; DoubleLine Capital LP	1.20%^	13.10%	8.61%	8.80%
Fixed Income	1290 VT DoubleLine Opportunistic Bond - EIMG; DoubleLine Capital LP	0.95%^	4.26%	3.76%	4.01%
Specialty	1290 VT Energy(1) - EIMG	0.93%^	-25.02%	-13.62%	-4.88%
Equity	1290 VT Equity Income - EIMG; Barrow, Hanley, Mewhinney & Strauss LLC	0.95%^	-4.52%	1.55%	6.50%
Specialty	1290 VT GAMCO Mergers & Acquisitions - EIMG; GAMCO Asset Management, Inc.	1.30%^	-1.33%	0.66%	3.12%
Equity	1290 VT GAMCO Small Company Value - EIMG; GAMCO Asset Management, Inc.	1.07%	9.51%	4.48%	10.29%
Equity	1290 VT Low Volatility Global Equity - EIMG	0.91%^	-1.33%	4.51%	7.99%
Specialty	1290 VT Multi-Alternative Strategies - EIMG	1.65%^	4.54%	2.61%	—
Specialty	1290 VT Natural Resources(2) - EIMG; AllianceBernstein L.P.	0.90%^	-15.65%	-6.96%	3.17%
Specialty	1290 VT Real Estate - EIMG; AllianceBernstein L.P.	0.90%^	-8.98%	1.57%	3.86%
Equity	1290 VT Small Cap Value - EIMG; BlackRock Investment Management, LLC; Horizon Kinetics Asset Management, LLC	1.15%^	-1.51%	3.15%	8.99%
Equity	1290 VT SmartBeta Equity - EIMG; AXA Rosenberg Investment Management, LLC	1.10%^	10.95%	9.78%	11.26%
Equity	1290 VT Socially Responsible - EIMG; BlackRock Investment Management, LLC	0.93%	20.01%	14.33%	14.62%
Equity	EQ/AB Small Cap Growth - EIMG; AllianceBernstein L.P.	0.92%	36.05%	17.01%	17.21%
Asset Allocation	EQ/Aggressive Allocation* - EIMG	1.16%	15.41%	9.45%	11.17%
Asset Allocation	EQ/All Asset Growth Allocation - EIMG	1.25%	12.29%	7.33%	9.44%
Equity	EQ/American Century Mid Cap Value - EIMG; American Century Investment Management, Inc.	1.00%^	1.32%	—	—
Equity	EQ/ClearBridge Large Cap Growth - EIMG; ClearBridge Investment, LLC	1.00%^	30.85%	19.85%	16.87%
Equity	EQ/Common Stock Index - EIMG; AllianceBernstein L.P.	0.68%^	19.76%	13.68%	14.61%
Asset Allocation	EQ/Conservative Allocation* - EIMG	1.00%^	7.35%	4.90%	4.51%
Asset Allocation	EQ/Conservative Plus Allocation* - EIMG	1.09%	9.96%	6.33%	6.51%
Fixed Income	EQ/Core Bond Index - EIMG; SSgA Funds Management, Inc.	0.65%^	6.09%	4.17%	3.06%
Equity	EQ/Emerging Markets Equity PLUS - EIMG; AllianceBernstein L.P.; EARNST Partners, LLC	1.29%^	14.10%	4.53%	10.91%
Equity	EQ/Equity 500 Index - EIMG; AllianceBernstein L.P.	0.55%^	17.76%	13.53%	14.52%
Equity	EQ/Franklin Rising Dividends - EIMG; Franklin Advisers, Inc.	0.87%^	16.19%	—	—
Fixed Income	EQ/Franklin Strategic Income - EIMG; Franklin Advisers, Inc.	0.93%^	4.99%	—	—
Equity	EQ/Goldman Sachs Mid Cap Value - EIMG; Goldman Sachs Asset Management, L.P.	1.09%^	8.46%	—	—
Fixed Income	EQ/Intermediate Government Bond(3) - EIMG; SSGA Funds Management, Inc.	0.65%^	4.34%	3.08%	2.00%

Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2020)
		Current Expenses	1 year	5 year	10 year
Equity	EQ/International Core Managed Volatility* - EIMG; BlackRock Investment Management, LLC; EARNST Partners, LLC; Federated Global Investment Management Corp.; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.06%	8.45%	4.18%	7.44%
Equity	EQ/International Equity Index - EIMG; AllianceBernstein L.P.	0.79%^	3.89%	2.47%	6.26%
Equity	EQ/International Value Managed Volatility* - EIMG; BlackRock Investment Management, LLC; Harris Associates L.P.	1.06%	4.20%	2.18%	5.81%
Equity	EQ/Invesco Comstock - EIMG; Invesco Advisers, Inc.	1.00%^	-0.77%	2.81%	8.52%
Equity	EQ/Invesco Global - EIMG; Invesco Advisers, Inc.	1.15%^	27.01%	12.95%	14.35%
Specialty	EQ/Invesco Global Real Assets(4) - EIMG; Invesco Advisers, Inc.; Invesco Asset Management Ltd.	1.20%^	-12.22%	—	—
Equity	EQ/Janus Enterprise - EIMG; Janus Capital Management LLC	1.05%^	18.81%	16.77%	14.27%
Equity	EQ/JPMorgan Value Opportunities - EIMG; J.P. Morgan Investment Management Inc.	0.98%	11.09%	6.23%	11.39%
Equity	EQ/Large Cap Core Managed Volatility* - EIMG; BlackRock Investment Management, LLC; Capital International, Inc.; GQG Partners LLC.; Vaugh Nelson Investment Management	0.91%	16.36%	12.27%	13.63%
Equity	EQ/Large Cap Growth Index - EIMG; AllianceBernstein L.P.	0.73%	37.36%	22.03%	20.08%
Equity	EQ/Large Cap Growth Managed Volatility* - EIMG; BlackRock Investment Management, LLC; HS Management Partners, LLC; Loomis Sayles & Company, L.P.; Polen Capital Management, LLC; T. Rowe Price Associates, Inc.	0.86%	31.99%	19.65%	18.48%
Equity	EQ/Large Cap Value Index - EIMG; AllianceBernstein L.P.	0.75%	2.23%	5.39%	9.02%
Equity	EQ/Loomis Sayles Growth - EIMG; Loomis, Sayles & Company, L.P.	1.05%^	30.86%	18.60%	19.11%
Equity	EQ/MFS International Growth - EIMG; Massachusetts Financial Services Company d/ b/a MFS Investment Management	1.10%^	15.41%	10.01%	12.38%
Equity	EQ/MFS International Intrinsic Value - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%^	20.03%	—	—
Equity	EQ/MFS Mid Cap Focused Growth - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%^	29.76%	—	—
Specialty	EQ/MFS Technology - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.13%	46.83%	—	—
Specialty	EQ/MFS Utilities Series - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%^	5.55%	—	—
Equity	EQ/Mid Cap Index - EIMG; AllianceBernstein L.P.	0.72%	12.84%	7.71%	11.59%
Equity	EQ/Mid Cap Value Managed Volatility* - EIMG; BlackRock Investment Management, LLC; Diamond Hill Capital Management, Inc.; Wellington Management Company, LLP	0.97%	4.99%	4.83%	8.77%
Asset Allocation	EQ/Moderate Allocation* - EIMG	1.08%	11.27%	6.98%	7.45%
Asset Allocation	EQ/Moderate Plus Allocation* - EIMG	1.12%	14.13%	8.47%	9.48%
Money Market	EQ/Money Market** - EIMG; BNY Mellon Investment Advisers, Inc.	0.71%	0.20%	1.00%	0.68%
Equity	EQ/Morgan Stanley Small Cap Growth - EIMG; BlackRock Investment Management, LLC; Morgan Stanley Investment Management Inc.	1.15%^	95.74%	35.80%	27.59%
Fixed Income	EQ/PIMCO Global Real Return - EIMG; Pacific Investment Management Company LLC	0.98%^	10.33%	5.59%	5.97%
Fixed Income	EQ/PIMCO Real Return - EIMG; Pacific Investment Management Company LLC	0.84%^	11.28%	—	—
Fixed Income	EQ/PIMCO Total Return - EIMG; Pacific Investment Management Company LLC	0.75%^	8.58%	—	—
Fixed Income	EQ/PIMCO Ultra Short Bond - EIMG; Pacific Investment Management Company LLC	0.80%^	1.17%	1.56%	1.70%
Equity	EQ/Small Company Index - EIMG; AllianceBernstein L.P.	0.64%	19.73%	9.95%	12.81%
Equity	EQ/T. Rowe Price Growth Stock - EIMG; T. Rowe Price Associates, Inc.	1.00%^	36.57%	20.77%	18.94%
Specialty	EQ/T. Rowe Price Health Sciences - EIMG; T. Rowe Price Associates, Inc.	1.20%^	26.91%	—	—
Equity	EQ/Value Equity(5) - EIMG; Aristotle Capital Management, LLC	0.92%	2.81%	5.30%	8.29%
Equity	Multimanager Aggressive Equity - EIMG; 1832 Asset Management U.S. Inc.; AllianceBernstein L.P.; ClearBridge Investments, LLC; T. Rowe Price Associates, Inc.; Westfield Capital Management Company, L.P.	0.97%	38.82%	22.70%	20.02%
Specialty	Multimanager Technology - EIMG; AllianceBernstein L.P.; Allianz Global Investors U.S. LLC; Wellington Management Company, LLC	1.25%^	53.26%	29.30%	26.79%

*

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “About the Portfolios of the Trusts” for more information regarding volatility management.

**

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the acquired variable investment option of a Portfolio merger on or about June 18, 2021, and it will no longer be available for investment after the merger. It may continue to be used in certain documents for a period of time after the date of the merger.

(2)

This is the surviving variable investment option of a Portfolio merger on or about June 18, 2021. The acquired variable investment option is 1290 VT Energy and it may continue to be used in certain documents for a period of time after the date of the merger.

(3)	This variable investment option will not be available until June 21, 2021.
(4)

This is the variable investment option’s new name. The variable investment option’s former name is EQ/Invesco Global Real Estate which may continue to be used in certain documents for a period of time after the date of this Prospectus.

(5)

This is the variable investment option’s new name. The variable investment option’s former name is EQ/BlackRock Basic Value Equity which may continue to be used in certain documents for a period of time after the date of this Prospectus.

Unaffiliated Variable Investment Options:

Type	Portfolio Company - Investment Adviser; Sub - Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Asset Allocation	American Funds Insurance Series® Asset Allocation Fund(1) - Capital Research and Management CompanySM	0.80%	12.16%	10.31%	9.68%
Equity	American Funds Insurance Series® Global Small Capitalization Fund - Capital Research and Management CompanySM	1.24%	29.39%	14.15%	9.17%
Equity	American Funds Insurance Series® New World Fund® - Capital Research and Management CompanySM	1.09%^	23.29%	13.05%	6.28%
Asset Allocation	BlackRock Global Allocation V.I. - BlackRock Advisors, LLC	1.01%^	20.79%	9.17%	6.61%
Equity	ClearBridge Variable Mid Cap - Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.10%	15.10%	10.33%	10.76%
Asset Allocation	Fidelity® VIP Asset Manager: Growth Portfolio - Fidelity Management & Research Company (FMR)	0.94%	16.95%	9.82%	8.27%
Equity	Fidelity® VIP Growth & Income Portfolio - Fidelity Management & Research Company (FMR)	0.79%	7.59%	11.34%	11.37%
Equity	Fidelity® VIP Mid Cap Portfolio - Fidelity Management & Research Company (FMR)	0.87%	17.87%	10.79%	9.22%
Equity	Fidelity® VIP Value Portfolio - Fidelity Management & Research Company (FMR)	0.92%	6.02%	9.13%	10.20%
Equity	Franklin Small Cap Value VIP Fund - Franklin Mutual Advisers, LLC	0.93%	5.19%	10.77%	9.20%
Equity	Invesco V.I. Diversified Dividend Fund - Invesco Advisers, Inc.	0.96%	-0.13%	7.35%	9.71%
Fixed Income	Ivy VIP High Income - Ivy Investment Management Company	0.97%	6.03%	7.42%	6.52%
Equity	Ivy VIP Small Cap Growth - Ivy Investment Management Company	1.15%^	37.66%	15.59%	11.15%
Asset Allocation	Janus Henderson Balanced Portfolio(1) - Janus Capital Management LLC	0.87%	14.03%	11.53%	9.95%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) - Lord, Abbett & Co. LLC	0.91%	7.30%	7.41%	6.44%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio - Pacific Investment Management Company LLC	1.34%^	1.23%	2.54%	-5.49%
Equity	T. Rowe Price Equity Income Portfolio II - T. Rowe Price Associates, Inc.	0.99%^	0.96%	9.59%	8.94%
Equity	Templeton Developing Markets VIP Fund - Templeton Asset Management Ltd.	1.44%	17.18%	15.57%	3.66%
Specialty	Templeton Global Bond VIP Fund - Franklin Advisers, Inc.	0.74%^	-5.28%	0.66%	1.56%
Specialty	VanEck VIP Global Resources Fund(2) - Van Eck Associates Corporation	1.38%	18.83%	5.93%	-3.83%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)	This variable investment option will not be available until June 21, 2021.
(2)

This is the variable investment option’s new name. The variable investment option’s former name is VanEck VIP Global Hard Assets which may continue to be used in certain documents for a period of time after the date of this Prospectus.

Issued by

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about the policy, the Company and Separate Account FP. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). The Prospectus and SAI are also available at our website www.equitable.com/ICSR#EQH160745.

SEC Contract Identifier: C000214538